UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Intermediate Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.01%
Corporate-Backed Revenue Bonds – 2.84%
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	$750,000	$716,310
Minneapolis Community Development Agency (Limited Tax Common Bond Fund) Series 4 6.20% 6/1/17 (AMT)	1,005,000	1,014,809
		1,731,119
Education Revenue Bonds – 6.54%
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	717,120
(University of St. Thomas) Series 5-Y 5.25% 10/1/19	1,590,000	1,659,912
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	321,880
4.50% 10/1/23	265,000	261,232
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23	1,000,000	1,025,330
		3,985,474
Electric Revenue Bonds – 3.80%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,024,380
Northern Municipal Power Agency 5.00% 1/1/13 (Assured Gty)	1,200,000	1,293,012
		2,317,392
Escrowed to Maturity Bond – 1.91%
University of Minnesota Series A 5.75% 7/1/16	1,000,000	1,161,440
		1,161,440
Health Care Revenue Bonds – 10.77%
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care System
(Health Partners Obligation Group Project) 6.00% 12/1/17	1,125,000	1,185,165
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	432,359
Oakdale Elderly Housing Revenue (PHM/Oakdale Project) 5.75% 3/1/18	1,400,000	1,399,944
Sherburne County Health Care Facilities Revenue (Guardian Angel Health Services) 5.30% 10/1/26	250,000	228,678
St. Paul Housing & Redevelopment Authority Health Care Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,170,521
St. Paul Housing & Redevelopment Authority Hospital Revenue (Allina Health System) Series A
5.00% 11/15/14 (MBIA)	2,000,000	2,150,020
		6,566,687
Housing Revenue Bonds – 8.27%
Minneapolis Multifamily Housing Revenue Refunding (Trinity Apartments) (HUD Section 8)
Series A 6.75% 5/1/21	1,710,000	1,761,488
Minnesota Housing Finance Agency Residential Housing
Series D 4.75% 7/1/32 (AMT)	750,000	682,823
Series I 5.10% 7/1/20 (AMT)	785,000	787,112
Series M 4.85% 7/1/31 (AMT)	1,000,000	931,610
Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	395,000	397,109
@Park Rapids Multifamily Housing Revenue (The Court Apartments Project) (HUD Section 8) 6.05% 8/1/12	480,000	482,222
		5,042,364
Lease Revenue Bonds – 3.14%
Edina Housing & Redevelopment Authority Public Project Revenue (Appropriate Lease Obligation) 5.125% 2/1/19	1,000,000	1,041,040
Virginia Housing & Redevelopment Authority Health Care Facilities Lease Revenue 5.25% 10/1/25	880,000	872,027
		1,913,067
Local General Obligation Bonds – 16.50%
Big Lake Independent School District #727 Series C Refunding
5.00% 2/1/16 (FSA)	1,180,000	1,235,295
5.00% 2/1/17 (FSA)	1,000,000	1,046,860
Duluth County Independent School District #709 Certificates of Participation Series A 4.25% 2/1/20 (FSA)	710,000	724,598
Hennepin County Series B 4.75% 12/1/14	1,000,000	1,037,070
Minneapolis-St. Paul Metropolitan Council Area Waste Water Series C
5.00% 3/1/16	560,000	621,270
5.00% 3/1/28	1,000,000	1,041,100
Minneapolis Tax Increment Revenue (Ivy Tower Project) 5.50% 2/1/22	415,000	403,131
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)	1,500,000	1,565,999

South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	734,483
Series B 5.00% 2/1/16 (FSA)	1,560,000	1,647,952
		10,057,758
§Pre-Refunded Bonds – 19.56%
Centennial Independent School District #012 Series A
5.00% 2/1/18-12 (FSA)	1,000,000	1,063,090
5.00% 2/1/20-12 (FSA)	750,000	797,318
Dakota County Capital Improvement Series A 4.75% 2/1/17-11	1,000,000	1,038,950
Hopkins Independent School District #270 5.125% 2/1/17-12 (FGIC)	2,000,000	2,134,779
Minneapolis Health Care System Revenue Series A
(Allina Health Systems) 5.75% 11/15/32-12	1,500,000	1,662,330
(Fairview Health Services) 5.625% 5/15/32-12	1,750,000	1,928,535
Minnesota Higher Education Facilities Authority Revenue (College of Art & Design) Series 5-D 6.625% 5/1/20-10	1,000,000	1,079,000
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D 5.25% 7/1/38-12	500,000	535,685
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,681,890
		11,921,577
Special Tax Revenue Bonds – 5.53%
Hennepin County Sales Tax Revenue (Second Lien - Ballpark Project) Series B 5.00% 12/15/24	1,000,000	1,056,700
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21	2,250,000	2,314,485
		3,371,185
State General Obligation Bonds – 12.82%
Minnesota State
5.00% 6/1/10	1,330,000	1,400,517
5.00% 11/1/11	2,000,000	2,150,600
5.00% 8/1/15	2,000,000	2,217,420
Puerto Rico Commonwealth Public Improvement Refunding Series A 5.25% 7/1/15	1,000,000	1,032,480
•Puerto Rico Public Finance Commonwealth Appropriation (LOC Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,012,820
		7,813,837
Transportation Revenue Bonds – 2.15%
Minneapolis/St. Paul Metropolitan Airports Commission Refunding
Series A 5.00% 1/1/13 (AMT)	500,000	520,745
Series 14 5.50% 1/1/11 (AMT)	750,000	790,560
		1,311,305
Water & Sewer Revenue Bonds – 3.18%
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding Series D 5.00% 3/1/14	500,000	547,475
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,388,144
		1,935,619
Total Municipal Bonds (cost $57,636,795)		59,128,824
	Number of
	Shares
Short-Term Investments – 3.50%
Money Market Instrument – 1.20%
Federated Minnesota Municipal Cash Trust	734,109	734,109
		734,109
	Principal
	Amount
•Variable Rate Demand Note – 2.30%
University of Minnesota Series A 1.66% 1/1/34	$1,400,000	1,400,000
		1,400,000
Total Short-Term Investments (cost $2,134,109)		2,134,109

Total Value of Securities – 100.51%
(cost $59,770,904)		61,262,933
Liabilities Net of Receivables and Other Assets (See Notes) – (0.51%)		(308,650)
Net Assets Applicable to 5,670,940 Shares Outstanding – 100.00%		$60,954,283

@Illiquid security. At May 31, 2008, the aggregate amount of illiquid securities was $482,222, which represented 0.79% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of May 31, 2008.

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
Assured Gty - Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
HUD – Housing and Urban Development
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$59,770,904
Aggregate unrealized appreciation	1,863,265
Aggregate unrealized depreciation	(371,236)
Net unrealized appreciation	$1,492,029

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $1,466,620 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,024,839 expires in 2009, $4,037 expires in 2010, $246,659 expires in 2011, $81,340 expires in 2014 and $109,745 expires in 2015.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. May 31, 2008, 15.85% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." ”Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: